TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Trade And Other Receivables [Abstract]
Disclosure Of Detailed Information About Allowance For Doubtful Debts On Trade Receivables [Table Text Block]

	2019	2018
	US$’000	US$’000

Trade receivables	10,171	8,936
Trade receivables due from the pools	3,706	3,098
	13,877	12,034
Included in assets of a disposal group held for sale (Note 40)	(704)	-
	13,173	12,034

Disclosure Of Detailed Information About Trade Receivables [Table Text Block]

	Trade receivables past due
	Not past due	< 30	31-60	61-90	91-120	>120	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
2019
Estimated total gross carrying amount at default, representing net carrying amount of default	9,955	1,233	1,244	280	1,165	-	13,877
Less: asset s of a disposal group held for sale	(699)	(1)	(4)	-	-	-	(704)
	9,256	1,232	1,240	280	1,165	-	13,173

2018
Estimated total gross carrying amount at default, representing net carrying amount of default	6,585	2,647	1,185	139	1,478	-	12,034